Expense Example (Invesco V.I. Core Equity Fund, Series I shares, Invesco V.I. Core Equity Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Core Equity Fund | Series I shares, Invesco V.I. Core Equity Fund
Example
Expense Example, By Year, Column [Text]	Series I
1 Year	$ 91
3 Years	284
5 Years	493
10 Years	$ 1,096